RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)			9 Months Ended	12 Months Ended
	Aug. 12, 2020	Jul. 28, 2020	Dec. 31, 2020	Dec. 31, 2021
Related Party Transaction. [Line Items]
Repayment of promissory note - related party			$ 186,760
Working Capital Facility
Related Party Transaction. [Line Items]
Maximum borrowing capacity of related party promissory note	$ 1,500,000
Amount deposited	900,000
Maximum fund withdrawals	$ 1,500,000
Outstanding balance of related party note			0	$ 527,756
Administrative Services Agreement
Related Party Transaction. [Line Items]
Expenses per month		$ 10,000
Expense incurred			20,000	120,000
Administrative Services Agreement | Accounts Payable and Accrued Expenses
Related Party Transaction. [Line Items]
Amount due to related party				90,000
Related Party Loans
Related Party Transaction. [Line Items]
Maximum Loans Convertible Into Warrants				$ 1,500,000
Price of warrants (in dollars per share)				$ 1.00
Working Capital Loans
Related Party Transaction. [Line Items]
Outstanding balance of related party note			$ 0	$ 0